ACCOUNT RECEIVABLES - THIRD PARTIES, NET	12 Months Ended
Dec. 31, 2025
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
3.	ACCOUNTS RECEIVABLE - THIRD PARTIES, NET

Accounts receivable – third parties, net consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Accounts receivable-third parties	37,603	120,631
Less: Allowance for credit losses	(753)	(3,555)
Total	36,850	117,076

Provisions of allowance for credit losses recognized in general and administrative expenses were reversal of US$2,906 and accrual of US$3,219 and US$374 for the years ended December 31, 2025, 2024 and 2023, respectively.